Stock-based Compensation Plans and Awards (Details 1) - Stock Options [Member]	12 Months Ended
Dec. 31, 2014 $ / shares shares
Number outstanding | shares	3,663,095
Number exercisable | shares	1,165,783
.04 -.60
Number outstanding | shares	1,223,938
Weighted average remaining contractual life	7 years 3 months 26 days
Weighted average exercise price	$ 0.05
Number exercisable | shares	934,546
Weighted average exercise price, Exercisable	$ 0.06
.04 -.60 | Minimum [Member]
Exercise Prices	0.04
.04 -.60 | Maximum [Member]
Exercise Prices	$ 0.60
.61- 1.20
Number outstanding | shares	2,380,889
Weighted average remaining contractual life	9 years 1 month 13 days
Weighted average exercise price	$ 1.00
Number exercisable | shares	172,968
Weighted average exercise price, Exercisable	$ 0.97
.61- 1.20 | Minimum [Member]
Exercise Prices	0.61
.61- 1.20 | Maximum [Member]
Exercise Prices	$ 1.20
1.21-1.77
Number outstanding | shares	58,268
Weighted average remaining contractual life	5 years 4 days
Weighted average exercise price	$ 1.77
Number exercisable | shares	58,269
Weighted average exercise price, Exercisable	$ 1.77
1.21-1.77 | Minimum [Member]
Exercise Prices	1.21
1.21-1.77 | Maximum [Member]
Exercise Prices	$ 1.77